Portfolio of Investments
Nuveen Lifecycle Index Retirement Income Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—39.8%
29,995,194
Nuveen Bond Index Fund, Class W $ 293,053,041
TOTAL FIXED INCOME 293,053,041
INFLATION-PROTECTED ASSETS—9.9%
6,866,164
Nuveen Inflation Linked Bond Fund, Class W 73,193,311
TOTAL INFLATION-PROTECTED ASSETS 73,193,311
INTERNATIONAL EQUITY—14.1%
2,800,953
Nuveen Emerging Markets Equity Index Fund, Class W 31,678,784
2,924,039
Nuveen International Equity Index Fund, Class W 71,872,885
TOTAL INTERNATIONAL EQUITY 103,551,669
SHORT-TERM FIXED INCOME—10.0%
7,575,255
Nuveen Short Term Bond Index Fund, Class W 73,252,715
TOTAL SHORT-TERM FIXED INCOME 73,252,715
U.S. EQUITY—26.2%
4,840,472
Nuveen Equity Index Fund, Class W 192,650,776
TOTAL U.S. EQUITY 192,650,776
TOTAL AFFILIATED INVESTMENT COMPANIES 735,701,512
(Cost $611,648,013)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$894,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 894,000
TOTAL REPURCHASE AGREEMENT 894,000
TOTAL SHORT-TERM INVESTMENTS 894,000
(Cost $894,000)
TOTAL INVESTMENTS—100.1% 736,595,512
(Cost $612,542,013)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (958,182)
NET ASSETS—100.0% $ 735,637,330
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $894,528 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $911,887.

Nuveen Lifecycle Index 2010 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.8%
26,495,747
Nuveen Bond Index Fund, Class W $ 258,863,451
TOTAL FIXED INCOME 258,863,451
INFLATION-PROTECTED ASSETS—9.9%
6,067,854
Nuveen Inflation Linked Bond Fund, Class W 64,683,328
TOTAL INFLATION-PROTECTED ASSETS 64,683,328
INTERNATIONAL EQUITY—12.6%
2,218,546
Nuveen Emerging Markets Equity Index Fund, Class W 25,091,756
2,316,564
Nuveen International Equity Index Fund, Class W 56,941,155
TOTAL INTERNATIONAL EQUITY 82,032,911
SHORT-TERM FIXED INCOME—14.1%
9,474,939
Nuveen Short Term Bond Index Fund, Class W 91,622,664
TOTAL SHORT-TERM FIXED INCOME 91,622,664
U.S. EQUITY—23.5%
3,833,440
Nuveen Equity Index Fund, Class W 152,570,909
TOTAL U.S. EQUITY 152,570,909
TOTAL AFFILIATED INVESTMENT COMPANIES 649,773,263
(Cost $525,370,158)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,171,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 1,171,000
TOTAL REPURCHASE AGREEMENT 1,171,000
TOTAL SHORT-TERM INVESTMENTS 1,171,000
(Cost $1,171,000)
TOTAL INVESTMENTS—100.1% 650,944,263
(Cost $526,541,158)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (514,904)
NET ASSETS—100.0% $ 650,429,359
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $1,171,692 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $1,194,427.

Portfolio of Investments
Nuveen Lifecycle Index 2015 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—39.6%
43,196,006
Nuveen Bond Index Fund, Class W $ 422,024,979
TOTAL FIXED INCOME 422,024,979
INFLATION-PROTECTED ASSETS—9.6%
9,567,680
Nuveen Inflation Linked Bond Fund, Class W 101,991,473
TOTAL INFLATION-PROTECTED ASSETS 101,991,473
INTERNATIONAL EQUITY—14.4%
4,132,429
Nuveen Emerging Markets Equity Index Fund, Class W 46,737,769
4,321,047
Nuveen International Equity Index Fund, Class W 106,211,331
TOTAL INTERNATIONAL EQUITY 152,949,100
SHORT-TERM FIXED INCOME—9.6%
10,544,729
Nuveen Short Term Bond Index Fund, Class W 101,967,530
TOTAL SHORT-TERM FIXED INCOME 101,967,530
U.S. EQUITY—26.7%
7,146,847
Nuveen Equity Index Fund, Class W 284,444,509
TOTAL U.S. EQUITY 284,444,509
TOTAL AFFILIATED INVESTMENT COMPANIES 1,063,377,591
(Cost $830,198,005)
TOTAL INVESTMENTS—99.9% 1,063,377,591
(Cost $830,198,005)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,315,666
NET ASSETS—100.0% $ 1,064,693,257
(a) Affiliated fund.

Nuveen Lifecycle Index 2020 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%(a)
FIXED INCOME—38.7%
124,222,492
Nuveen Bond Index Fund, Class W $ 1,213,653,751
TOTAL FIXED INCOME 1,213,653,751
INFLATION-PROTECTED ASSETS—7.6%
22,421,127
Nuveen Inflation Linked Bond Fund, Class W 239,009,215
TOTAL INFLATION-PROTECTED ASSETS 239,009,215
INTERNATIONAL EQUITY—16.1%
13,695,166
Nuveen Emerging Markets Equity Index Fund, Class W 154,892,325
14,308,839
Nuveen International Equity Index Fund, Class W 351,711,264
TOTAL INTERNATIONAL EQUITY 506,603,589
SHORT-TERM FIXED INCOME—7.6%
24,730,534
Nuveen Short Term Bond Index Fund, Class W 239,144,263
TOTAL SHORT-TERM FIXED INCOME 239,144,263
U.S. EQUITY—30.0%
23,672,004
Nuveen Equity Index Fund, Class W 942,145,775
TOTAL U.S. EQUITY 942,145,775
TOTAL AFFILIATED INVESTMENT COMPANIES 3,140,556,593
(Cost $2,449,549,366)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,688,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 2,688,000
TOTAL REPURCHASE AGREEMENT 2,688,000
TOTAL SHORT-TERM INVESTMENTS 2,688,000
(Cost $2,688,000)
TOTAL INVESTMENTS—100.1% 3,143,244,593
(Cost $2,452,237,366)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (2,512,338)
NET ASSETS—100.0% $ 3,140,732,255
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $2,689,589 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $2,741,762.

Portfolio of Investments
Nuveen Lifecycle Index 2025 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—37.1%
233,505,772
Nuveen Bond Index Fund, Class W $ 2,281,351,390
TOTAL FIXED INCOME 2,281,351,390
INFLATION-PROTECTED ASSETS—5.6%
32,391,376
Nuveen Inflation Linked Bond Fund, Class W 345,292,068
TOTAL INFLATION-PROTECTED ASSETS 345,292,068
INTERNATIONAL EQUITY—18.0%
30,010,033
Nuveen Emerging Markets Equity Index Fund, Class W 339,413,473
31,363,567
Nuveen International Equity Index Fund, Class W 770,916,477
TOTAL INTERNATIONAL EQUITY 1,110,329,950
SHORT-TERM FIXED INCOME—5.6%
35,722,709
Nuveen Short Term Bond Index Fund, Class W 345,438,595
TOTAL SHORT-TERM FIXED INCOME 345,438,595
U.S. EQUITY—33.6%
51,876,725
Nuveen Equity Index Fund, Class W 2,064,693,646
TOTAL U.S. EQUITY 2,064,693,646
TOTAL AFFILIATED INVESTMENT COMPANIES 6,147,105,649
(Cost $4,785,919,081)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,499,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 5,499,000
TOTAL REPURCHASE AGREEMENT 5,499,000
TOTAL SHORT-TERM INVESTMENTS 5,499,000
(Cost $5,499,000)
TOTAL INVESTMENTS—100.0% 6,152,604,649
(Cost $4,791,418,081)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,127,247)
NET ASSETS—100.0% $ 6,151,477,402
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $5,502,251 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $5,609,157.

Nuveen Lifecycle Index 2030 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—33.1%
287,616,216
Nuveen Bond Index Fund, Class W $ 2,810,010,434
TOTAL FIXED INCOME 2,810,010,434
INFLATION-PROTECTED ASSETS—3.6%
28,880,651
Nuveen Inflation Linked Bond Fund, Class W 307,867,740
TOTAL INFLATION-PROTECTED ASSETS 307,867,740
INTERNATIONAL EQUITY—20.8%
47,852,885
Nuveen Emerging Markets Equity Index Fund, Class W 541,216,130
50,013,246
Nuveen International Equity Index Fund, Class W 1,229,325,598
TOTAL INTERNATIONAL EQUITY 1,770,541,728
SHORT-TERM FIXED INCOME—3.6%
31,859,971
Nuveen Short Term Bond Index Fund, Class W 308,085,924
TOTAL SHORT-TERM FIXED INCOME 308,085,924
U.S. EQUITY—38.8%
82,723,501
Nuveen Equity Index Fund, Class W 3,292,395,341
TOTAL U.S. EQUITY 3,292,395,341
TOTAL AFFILIATED INVESTMENT COMPANIES 8,488,901,167
(Cost $6,418,708,112)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$8,002,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 8,002,000
TOTAL REPURCHASE AGREEMENT 8,002,000
TOTAL SHORT-TERM INVESTMENTS 8,002,000
(Cost $8,002,000)
TOTAL INVESTMENTS—100.0% 8,496,903,167
(Cost $6,426,710,112)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,602,715
NET ASSETS—100.0% $ 8,498,505,882
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $8,006,730 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $8,162,224.

Portfolio of Investments
Nuveen Lifecycle Index 2035 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—28.4%
262,085,095
Nuveen Bond Index Fund, Class W $ 2,560,571,380
TOTAL FIXED INCOME 2,560,571,380
INFLATION-PROTECTED ASSETS—1.6%
13,845,345
Nuveen Inflation Linked Bond Fund, Class W 147,591,376
TOTAL INFLATION-PROTECTED ASSETS 147,591,376
INTERNATIONAL EQUITY—23.8%
58,168,666
Nuveen Emerging Markets Equity Index Fund, Class W 657,887,615
60,817,984
Nuveen International Equity Index Fund, Class W 1,494,906,055
TOTAL INTERNATIONAL EQUITY 2,152,793,670
SHORT-TERM FIXED INCOME—1.7%
15,263,955
Nuveen Short Term Bond Index Fund, Class W 147,602,442
TOTAL SHORT-TERM FIXED INCOME 147,602,442
U.S. EQUITY—44.4%
100,577,841
Nuveen Equity Index Fund, Class W 4,002,998,063
TOTAL U.S. EQUITY 4,002,998,063
TOTAL AFFILIATED INVESTMENT COMPANIES 9,011,556,931
(Cost $6,561,315,356)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$9,293,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 9,293,000
TOTAL REPURCHASE AGREEMENT 9,293,000
TOTAL SHORT-TERM INVESTMENTS 9,293,000
(Cost $9,293,000)
TOTAL INVESTMENTS—100.0% 9,020,849,931
(Cost $6,570,608,356)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,536,143
NET ASSETS—100.0% $ 9,023,386,074
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $9,298,493 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $9,479,018.

Nuveen Lifecycle Index 2040 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—20.4%
197,930,951
Nuveen Bond Index Fund, Class W $ 1,933,785,392
TOTAL FIXED INCOME 1,933,785,392
INTERNATIONAL EQUITY—27.8%
71,131,899
Nuveen Emerging Markets Equity Index Fund, Class W 804,501,782
74,363,101
Nuveen International Equity Index Fund, Class W 1,827,845,011
TOTAL INTERNATIONAL EQUITY 2,632,346,793
U.S. EQUITY—51.7%
122,966,417
Nuveen Equity Index Fund, Class W 4,894,063,399
TOTAL U.S. EQUITY 4,894,063,399
TOTAL AFFILIATED INVESTMENT COMPANIES 9,460,195,584
(Cost $6,471,752,758)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$12,727,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 12,727,000
TOTAL REPURCHASE AGREEMENT 12,727,000
TOTAL SHORT-TERM INVESTMENTS 12,727,000
(Cost $12,727,000)
TOTAL INVESTMENTS—100.1% 9,472,922,584
(Cost $6,484,479,758)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (4,785,146)
NET ASSETS—100.0% $ 9,468,137,438
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $12,734,523 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 3.500% and maturity date 4/30/30, valued at $12,981,605.

Portfolio of Investments
Nuveen Lifecycle Index 2045 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—13.2%
107,701,113
Nuveen Bond Index Fund, Class W $ 1,052,239,875
TOTAL FIXED INCOME 1,052,239,875
INTERNATIONAL EQUITY—30.3%
65,455,531
Nuveen Emerging Markets Equity Index Fund, Class W 740,302,059
68,323,163
Nuveen International Equity Index Fund, Class W 1,679,383,358
TOTAL INTERNATIONAL EQUITY 2,419,685,417
U.S. EQUITY—56.3%
113,172,905
Nuveen Equity Index Fund, Class W 4,504,281,631
TOTAL U.S. EQUITY 4,504,281,631
TOTAL AFFILIATED INVESTMENT COMPANIES 7,976,206,923
(Cost $5,511,799,367)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,865,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 7,865,000
TOTAL REPURCHASE AGREEMENT 7,865,000
TOTAL SHORT-TERM INVESTMENTS 7,865,000
(Cost $7,865,000)
TOTAL INVESTMENTS—99.9% 7,984,071,923
(Cost $5,519,664,367)
OTHER ASSETS & LIABILITIES, NET—0.1% 5,086,770
NET ASSETS—100.0% $ 7,989,158,693
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $7,869,649 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $8,022,464.

Nuveen Lifecycle Index 2050 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—9.7%
67,079,830
Nuveen Bond Index Fund, Class W $ 655,369,937
TOTAL FIXED INCOME 655,369,937
INTERNATIONAL EQUITY—31.5%
57,684,965
Nuveen Emerging Markets Equity Index Fund, Class W 652,416,957
60,171,952
Nuveen International Equity Index Fund, Class W 1,479,026,570
TOTAL INTERNATIONAL EQUITY 2,131,443,527
U.S. EQUITY—58.6%
99,737,478
Nuveen Equity Index Fund, Class W 3,969,551,640
TOTAL U.S. EQUITY 3,969,551,640
TOTAL AFFILIATED INVESTMENT COMPANIES 6,756,365,104
(Cost $4,681,485,578)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,202,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 6,202,000
TOTAL REPURCHASE AGREEMENT 6,202,000
TOTAL SHORT-TERM INVESTMENTS 6,202,000
(Cost $6,202,000)
TOTAL INVESTMENTS—99.9% 6,762,567,104
(Cost $4,687,687,578)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,527,949
NET ASSETS—100.0% $ 6,766,095,053
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $6,205,666 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $6,326,217.

Portfolio of Investments
Nuveen Lifecycle Index 2055 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%(a)
FIXED INCOME—8.4%
35,504,007
Nuveen Bond Index Fund, Class W $ 346,874,145
TOTAL FIXED INCOME 346,874,145
INTERNATIONAL EQUITY—31.9%
35,499,074
Nuveen Emerging Markets Equity Index Fund, Class W 401,494,530
36,927,985
Nuveen International Equity Index Fund, Class W 907,689,865
TOTAL INTERNATIONAL EQUITY 1,309,184,395
U.S. EQUITY—59.5%
61,384,008
Nuveen Equity Index Fund, Class W 2,443,083,538
TOTAL U.S. EQUITY 2,443,083,538
TOTAL AFFILIATED INVESTMENT COMPANIES 4,099,142,078
(Cost $2,980,339,508)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$6,117,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 6,117,000
TOTAL REPURCHASE AGREEMENT 6,117,000
TOTAL SHORT-TERM INVESTMENTS 6,117,000
(Cost $6,117,000)
TOTAL INVESTMENTS—99.9% 4,105,259,078
(Cost $2,986,456,508)
OTHER ASSETS & LIABILITIES, NET—0.1% 2,314,180
NET ASSETS—100.0% $ 4,107,573,258
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $6,120,616 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 8/15/47, valued at $6,239,356.

Nuveen Lifecycle Index 2060 Fund August 31, 2024
Portfolio of Investments

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%(a)
FIXED INCOME—7.2%
17,061,346
Nuveen Bond Index Fund, Class W $ 166,689,355
TOTAL FIXED INCOME 166,689,355
INTERNATIONAL EQUITY—32.2%
20,259,155
Nuveen Emerging Markets Equity Index Fund, Class W 229,131,048
21,058,134
Nuveen International Equity Index Fund, Class W 517,608,925
TOTAL INTERNATIONAL EQUITY 746,739,973
U.S. EQUITY—60.3%
35,037,275
Nuveen Equity Index Fund, Class W 1,394,483,555
TOTAL U.S. EQUITY 1,394,483,555
TOTAL AFFILIATED INVESTMENT COMPANIES 2,307,912,883
(Cost $1,768,169,140)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,743,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 1,743,000
TOTAL REPURCHASE AGREEMENT 1,743,000
TOTAL SHORT-TERM INVESTMENTS 1,743,000
(Cost $1,743,000)
TOTAL INVESTMENTS—99.8% 2,309,655,883
(Cost $1,769,912,140)
OTHER ASSETS & LIABILITIES, NET—0.2% 3,681,050
NET ASSETS—100.0% $ 2,313,336,933
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $1,744,030 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 8/15/47, valued at $1,777,991.

Portfolio of Investments
Nuveen Lifecycle Index 2065 Fund August 31, 2024

See Notes to Portfolios of Investments
(Unaudited)
SHARES DESCRIPTION VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%(a)
FIXED INCOME—6.0%
2,495,333
Nuveen Bond Index Fund, Class W $ 24,379,405
TOTAL FIXED INCOME 24,379,405
INTERNATIONAL EQUITY—32.8%
3,626,745
Nuveen Emerging Markets Equity Index Fund, Class W 41,018,483
3,787,183
Nuveen International Equity Index Fund, Class W 93,088,951
TOTAL INTERNATIONAL EQUITY 134,107,434
U.S. EQUITY—61.1%
6,268,743
Nuveen Equity Index Fund, Class W 249,495,976
TOTAL U.S. EQUITY 249,495,976
TOTAL AFFILIATED INVESTMENT COMPANIES 407,982,815
(Cost $342,316,712)
PRINCIPAL RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$1,013,000 (b) Fixed Income Clearing Corporation 5 .320% 09/03/24 1,013,000
TOTAL REPURCHASE AGREEMENT 1,013,000
TOTAL SHORT-TERM INVESTMENTS 1,013,000
(Cost $1,013,000)
TOTAL INVESTMENTS—100.1% 408,995,815
(Cost $343,329,712)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (415,914)
NET ASSETS—100.0% $ 408,579,901
(a) Affiliated fund.
(b) Agreement with Fixed Income Clearing Corporation, 5.320% dated 8/30/24 to be repurchased at $1,013,599 on 9/3/24, collateralized by Government Agency Securities, with coupon rate 4.500% and maturity date 7/15/26, valued at $1,033,351.

Notes to Portfolios of Investments
(Unaudited)
Organization and Significant Accounting Policies
Part F of Form N-PORT was prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report. For a full set of financial statement notes, please refer to the most recently filed annual or semiannual report.
Valuation of Investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels:
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Funds' investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $735,701,512 $— $— $735,701,512
Short-term investments — 894,000 — 894,000
Total $735,701,512 $894,000 $— $736,595,512
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $649,773,263 $— $— $649,773,263
Short-term investments — 1,171,000 — 1,171,000
Total $649,773,263 $1,171,000 $— $650,944,263
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,063,377,591 $— $— $1,063,377,591
Total $1,063,377,591 $— $— $1,063,377,591
1 1 1 1 1
Lifecycle Index 2020
Registered investment companies $3,140,556,593 $— $— $3,140,556,593
Short-term investments — 2,688,000 — 2,688,000
Total $3,140,556,593 $2,688,000 $— $3,143,244,593
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $6,147,105,649 $— $— $6,147,105,649
Short-term investments — 5,499,000 — 5,499,000
Total $6,147,105,649 $5,499,000 $— $6,152,604,649
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $8,488,901,167 $— $— $8,488,901,167
Short-term investments — 8,002,000 — 8,002,000
Total $8,488,901,167 $8,002,000 $— $8,496,903,167
1 1 1 1 1
Lifecycle Index 2035
Registered investment companies $9,011,556,931 $— $— $9,011,556,931
Short-term investments — 9,293,000 — 9,293,000
Total $9,011,556,931 $9,293,000 $— $9,020,849,931
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $9,460,195,584 $— $— $9,460,195,584
Short-term investments — 12,727,000 — 12,727,000
Total $9,460,195,584 $12,727,000 $— $9,472,922,584
1 1 1 1 1

Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2045
Registered investment companies $7,976,206,923 $— $— $7,976,206,923
Short-term investments — 7,865,000 — 7,865,000
Total $7,976,206,923 $7,865,000 $— $7,984,071,923
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $6,756,365,104 $— $— $6,756,365,104
Short-term investments — 6,202,000 — 6,202,000
Total $6,756,365,104 $6,202,000 $— $6,762,567,104
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $4,099,142,078 $— $— $4,099,142,078
Short-term investments — 6,117,000 — 6,117,000
Total $4,099,142,078 $6,117,000 $— $4,105,259,078
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $2,307,912,883 $— $— $2,307,912,883
Short-term investments — 1,743,000 — 1,743,000
Total $2,307,912,883 $1,743,000 $— $2,309,655,883
1 1 1 1 1
Lifecycle Index 2065
Registered investment companies $407,982,815 $— $— $407,982,815
Short-term investments — 1,013,000 — 1,013,000
Total $407,982,815 $1,013,000 $— $408,995,815
1 1 1 1 1
A12147-D (10/24)